Cover	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2026
Entity File Number	001-11038
Entity Registrant Name	NORTHERN TECHNOLOGIES INTERNATIONAL CORPORATION
Entity Central Index Key	0000875582
Entity Tax Identification Number	41-0857886
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4201 Woodland Road
Entity Address, Address Line Two	P.O. Box 69
Entity Address, City or Town	Circle Pines
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55014
City Area Code	(763)
Local Phone Number	225-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.02 per share
Trading Symbol	NTIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false